Filed with the Securities and Exchange Commission on July 12, 2018

1933 Act Registration File No. 333-205411

1940 Act File No. 811-23063

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	15	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	18	[X]

(Check Appropriate Box or Boxes)

HORIZON FUNDS

(Exact Name of Registrant as Specified in Charter)

6210 Ardrey Kell Road, Suite 300

Charlotte, North Carolina 28277

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (704) 544-2399

Matthew S. Chambers
Horizon Funds
6210 Ardrey Kell Road, Suite 300
Charlotte, North Carolina 28277

(Name and Address of Agent for Service)

Copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on July 20, 2018 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

C-1

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 14 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on May 14, 2018 and pursuant to Rule 485(a)(1) would have become effective on July 13, 2018.

This Post-Effective Amendment No. 15 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 20, 2018 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 15 incorporates by reference the information contained in Parts A, B and C of the Amendment.

C-2

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Charlotte, and State of North Carolina on July 12, 2018.

Horizon Funds

By:	/s/ Robert J. Cannon
Robert J. Cannon
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Robert J. Cannon	President and Trustee	July 12, 2018
Robert J. Cannon

John W. Davidson*	Trustee	July 12, 2018
John W. Davidson

Todd W. Gaylord*	Trustee	July 12, 2018
Todd W. Gaylord

Thomas W. Okel*	Trustee	July 12, 2018
Thomas W. Okel

/s/ Benjamin Johnson	Treasurer	July 12, 2018
Benjamin Johnson

* By:	Matthew Chambers
Matthew Chambers
As Attorney-in-Fact pursuant to Powers of Attorney previously filed and incorporated herein by reference.

C-3